Inventory	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory
3.    Inventory

Inventory, principally large order quantity items which are required for the Company’s media and entertainment installations, is stated at the lower of cost (first-in, first-out) basis or market.  The Company maintains only the inventory necessary for contemplated installations.  Work in progress represents the cost of equipment and third party installation related to installations which were not completed prior to year-end.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed.  As of June 30, 2012 and December 31, 2011, the inventory impairment was mainly from raw materials, and results in a new cost basis for accounting purposes.

Inventory balances as of June 30, 2012 and December 31 2011 are as follows:

	2012	2011
Raw materials	$1,578,662	$671,991
Work in Process	430,158	662,081
	2,008,820	1,334,072
Reserve for Obsolescence	(105,000)	(90,000)
Inventory, net	$1,903,820	$1,244,072